Leases - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of finance lease and operating lease by lessor [line items]
Income for non-accrued interests	$ 20,999,604	$ 2,522,851	$ 1,842,902
Expense relating to short-term leases for which recognition exemption has been used	$ 41,962	$ 43,671	$ 48,436